Federated Hermes U.S. Strategic Dividend ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federated Hermes U.S. Strategic Dividend ETF | Federated Hermes U.S. Strategic Dividend ETF
Prospectus [Line Items]
Annual Return [Percent]	14.60%	(2.13%)